Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 119%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities.
Other fixed income securities in which the Fund may invest include: (i)
securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; and (ii) U.S.
corporate debt securities and mortgage-backed and asset-backed securities. The
Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities to achieve capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

The Sub-Advisers may seek to enhance the Fund's return by actively managing the
Fund's foreign currency exposure. In managing the Fund's currency exposure, the
Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund will also invest in securities rated below investment grade (junk bonds). However, in general, the Fund will purchase bonds with a rating of CCC or above. The Fund also invests a portion of its assets in bank loans, which are generally non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset-Backed Securities Risk -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk -- With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The
Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene)
by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the
United States or abroad.

Derivatives Risk -- The Fund's use of swaps, futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk -- The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities.

Investment Style Risk -- The risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk -- The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  13.29% (06/30/02)

Worst Quarter: -3.03% (06/30/05)

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND | Barclays Capital Global Aggregate Ex-U.S. Index Return
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Ex-U.S. Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993	[1]
SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2002	rr_AnnualReturn2002	19.54%
Annual Return 2003	rr_AnnualReturn2003	18.00%
Annual Return 2004	rr_AnnualReturn2004	11.47%
Annual Return 2005	rr_AnnualReturn2005	(9.85%)
Annual Return 2006	rr_AnnualReturn2006	2.25%
Annual Return 2007	rr_AnnualReturn2007	2.32%
Annual Return 2008	rr_AnnualReturn2008	(5.22%)
Annual Return 2009	rr_AnnualReturn2009	11.01%
Annual Return 2010	rr_AnnualReturn2010	5.33%
Annual Return 2011	rr_AnnualReturn2011	3.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND | CLASS A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993

[1]	Index returns are shown from September 30, 1993.